EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income	$ 840.3	$ 796.9	$ 815.6
Weighted average ordinary shares outstanding	116,913,913	125,205,504	133,121,763
Employee stock options, RSUs and PSUs	1,433,836	1,133,485	988,285
Diluted weighted average ordinary shares outstanding	118,347,749	126,338,989	134,110,048
Basic earnings per ordinary share	$ 7.19	$ 6.37	$ 6.13
Diluted earnings per ordinary share	$ 7.1	$ 6.31	$ 6.08